Securities	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Securities

NOTE 4. SECURITIES

The amortized cost and fair value of securities with gross unrealized gains and losses are summarized as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2013
State, county and municipals	$8,929,482	$-	$(913,751)	$8,015,731
Mortgage-backed securities GSE residential	31,899,441	162	(1,524,992)	30,374,611
Trust preferred securities	365,438	-	-	365,438
Total debt securities	41,194,361	162	(2,438,743)	38,755,780
Equity securities	50,000	-	-	50,000
Total securities	$41,244,361	$162	$(2,438,743)	$38,805,780

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2012
U.S. Government sponsored enterprises (GSEs)	$2,000,000	$5,760	$-	$2,005,760
State, county and municipals	9,345,055	88,501	(125,929)	9,307,627
Mortgage-backed securities GSE residential	30,897,452	114,419	(130,969)	30,880,902
Trust preferred securities	365,438	-	-	365,438
Total debt securities	42,607,945	208,680	(256,898)	42,559,727
Equity securities	50,000	-	-	50,000
Total securities	$42,657,945	$208,680	$(256,898)	$42,609,727

The amortized cost and fair value of debt securities as of December 31, 2013 by contractual maturity are shown below. Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value

Due in one year or less	$-	$-
Due from one to five years	784,321	776,973
Due from five to ten years	2,507,815	2,292,845
Due after ten years	6,002,784	5,311,351
Mortgage-backed securities	31,899,441	30,374,611
	$41,194,361	$38,755,780

Securities with a carrying value of $10,334,955 and $16,222,527 at December 31, 2013 and December 31, 2012, respectively, were pledged to secure public deposits and for other purposes required or permitted by law.

Proceeds from sales of securities available for sale for the years ended December 31, 2013 and 2012 totaled $22,337,214 and $32,607,712 respectively. Gross gains and losses of $501,189 and $(108,843), respectively, were realized on sales and calls of available for sale securities during the year ended December 31, 2013. Gross gains and losses of $514,758 and $-, respectively, were realized on the sales during the year ended December 31, 2012.

Temporarily Impaired Securities

The following table shows the gross unrealized losses and fair value of securities with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that securities have been in a continuous unrealized loss position at December 31, 2013 and December 31, 2012.

	Less Than Twelve Months		Twelve Months or More
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Total Unrealized Losses
December 31, 2013
State, county and municipals	$7,260,911	$(875,450)	$754,820	$(38,300)	$(913,750)
Mortgage-backed securities GSE residential	24,789,058	(1,206,048)	5,581,004	(318,945)	(1,524,993)
Total securities	$32,049,969	$(2,081,498)	$6,335,824	$(357,245)	$(2,438,743)

December 31, 2012
State, county and municipals	$6,679,387	$(125,929)	$-	$-	$(125,929)
Mortgage-backed securities GSE residential	17,211,179	(130,969)	-	-	(130,969)
Total securities	$23,890,566	$(256,898)	$-	$-	$(256,898)

State, county and municipal securities. There were unrealized losses on 11 state and municipal securities resulting from temporary changes in the interest rate market. Because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of its amortized cost bases, which may be maturity, the Company does not consider the investments to be other-than-temporarily impaired at December 31, 2013.

Mortgage-backed securities GSE residential. The unrealized loss on the Company’s investment in 18 GSE mortgage-backed securities was caused by interest rate increases. The Company purchased these investments at a discount relative to its face amount, and the contractual cash flows of this investment is guaranteed by an agency of the U.S. Government. Accordingly, it is expected that these securities will not be settled at a price less than the amortized cost base of the Company’s investment. Because the decline in market value is attributable to changes in interest rates and not credit quality, and because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investment before recovery of its amortized cost base, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2013.

Other-Than-Temporary Impairment

The Company conducts periodic reviews to identify and evaluate each investment security to determine whether an other-than-temporary impairment has occurred. While all securities are considered, the securities primarily impacted by other-than-temporary impairment considerations have been trust preferred. For each security in the investment portfolio, a regular review is conducted to determine if an other-than-temporary impairment has occurred. Various factors are considered to determine if an other-than-temporary impairment has occurred. However, the most significant factors are default rates or interest deferral rates and the creditworthiness of the issuer. Other factors may include geographic concentrations, credit ratings, and other performance indicators of the underlying asset.

During the first and third quarters of 2010, the Company recorded an other than temporary impairment charge of $97,500 and $27,625, respectively, on one of its investments in a trust preferred security. During the first quarter of 2012, the Company recognized an additional other than temporary impairment on the same investment of $262,437. As of December 31, 2009, the value of that particular trust preferred security for which other than temporary impairment was recognized was $650,000. Management determined the value of this security declined significantly due to the deteriorating capital levels of the subsidiary banks owned by the owner of the trust preferred security, deteriorating asset quality at the subsidiary institutions, and the subordinated nature of the debt the Company held. The owner of the trust preferred security guarantees the securities; however, its primary assets are its subsidiary institutions. The security has the same cost basis of $262,438 as of December 31, 2013.